Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses and carryforwards	$ 51,768	$ 18,907
Reserves	17,287	9,857
Intangible assets	3,982	4,147
Accrued expenses	3,025	4,329
Other	194	979
Total deferred tax assets	76,256	38,219
Deferred tax liabilities:
Fixed assets	(1,705)	(1,426)
Prepaid expenses	(138)	(150)
Goodwill	(205)	(170)
Adoption of ASC 606	(4,227)
Total deferred tax liabilities	(6,275)	(1,746)
Net deferred tax assets	69,981	36,473
Less: valuation allowance	(70,017)	$ (36,473)
Net deferred tax assets/liabilities	$ (36)